Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Central Index Key	dei_EntityCentralIndexKey	0000745463
Eaton Vance Tax-Managed Small-Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement, Text Block	ev_SupplementTextBlock

EATON VANCE TAX-MANAGED SMALL-CAP VALUE FUND
Supplement to Prospectus dated March 1, 2015

1. The following replaces the first paragraph under “Principal Investment Strategies” in "Fund Summaries - Eaton Vance Tax-Managed Small-Cap Value Fund":

The Fund normally invests primarily in value stocks of small-cap companies.  Value stocks are common stocks that, in the opinion of the investment adviser, are undervalued or inexpensive relative to the overall stock market based on one or more measures of value.  Small-cap companies are companies with market capitalizations within the range of companies included in the S&P SmallCap 600 Index.  The Fund normally will invest at least 80% of its net assets (plus any borrowings for investment purposes) in small-cap companies (the “80% Policy”).  Although it invests primarily in domestic securities, the Fund may invest up to 25% of its total assets in foreign securities located in developed or emerging market countries.  As an alternative to holding foreign stocks directly, the Fund may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the over-the-counter market (including depositary receipts which evidence ownership in underlying foreign stocks).  The Fund may invest up to 20% of its net assets in publicly traded real estate investment trusts.  The Fund may also lend its securities.

2. The following is added to “Principal Risks” under "Fund Summaries - Eaton Vance Tax-Managed Small-Cap Value Fund":

Real Estate Risks.  Real estate investments are subject to special risks including changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer.  Changes in underlying real estate values may have an exaggerated effect to the extent that investments concentrate in particular geographic regions or property types.

June 8, 2015	18731 6.8.15